Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Product sales	$ 1,963	$ 1,670	$ 5,200	$ 4,412	$ 6,147	$ 4,567
Total revenue	1,963	1,670	5,200	4,412	6,147	4,567
Expenses
Cost of sales	518	447	1,366	1,110	1,643	1,272
Research and development	1,392	932	3,761	2,627	3,560	3,599
Selling and marketing	745	632	2,093	1,823	2,457	2,065
General and administrative	1,342	1,362	4,322	4,461	6,033	7,446
Total expenses	3,997	3,373	11,542	10,021	13,693	14,382
Loss from operating activities	(2,034)	(1,703)	(6,342)	(5,609)	(7,546)	(9,815)
Other income (expense)
Fair value of warrant liability in excess of proceeds		(1,390)		(1,390)	(1,390)
Financing transaction costs		(738)		(738)	(738)
Change in fair value of warrant liability	0	27	1,894	27	(754)	38
Warrant exchange inducement expense			(3,445)
Miscellaneous expense	(8)		(8)	(20)	(74)	(61)
Interest expense			(2)		(3)	(2)
Sublease income	8	5	24	18	26	7
Total other income (expense), net		(2,096)	(1,537)	(2,103)	(2,933)	(18)
Loss before income taxes	(2,034)	(3,799)	(7,879)	(7,712)	(10,479)	(9,833)
Provision for income taxes	0	0	0	0	0	0
Net loss	(2,034)	(3,799)	(7,879)	(7,712)	(10,479)	(9,833)
Deemed dividend on preferred stock						(1,375)
Dividends on preferred stock						(129)
Net loss applicable to common stockholders	$ (2,034)	$ (3,799)	$ (7,879)	$ (7,712)	$ (10,479)	$ (11,337)
Net loss per common share-basic and diluted	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.07)	$ (0.09)	$ (0.13)
Weighted average shares-basic and diluted	218,278	128,243	181,037	114,830	123,088	85,936